Basis of Presentation and Significant Accounting Policies (Details) (USD $)	2 Months Ended	3 Months Ended		8 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] Region	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] Minimum [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] Maximum [Member]
Number of operating regions						8
Allowance for doubtful accounts						$ 450,000	$ 1,000,000
Capitalized interest costs						2,000,000	2,000,000	1,000,000
Impairment of long-lived assets						422,499,000	0	38,600,000
Impairment of long-lived assets, after tax						422,499,000	0	38,600,000
Impairment of unproved oil and gas properties						2,000,000	2,000,000	5,000,000
Useful lives of other property and equipment (in years)									3 years	39 years
Natural gas production imbalance receivables						28,000,000	19,000,000
Natural gas production imbalance payables						18,000,000	9,000,000
Restricted cash						5,000,000	4,000,000
Net deferred financing fees						114,000,000	94,000,000
Debt issuance fees amortization expense						13,000,000	16,000,000	17,000,000
Write-off of deferred financing fees						8,000,000	1,000,000	2,000,000
Share price		$ 35.24		$ 35.24
Ownership percentage		15.00%		15.00%
General and administrative expenses	155,000	724,000	351,000	1,230,000		173,206,000	133,272,000	99,078,000
Expenses for services provided by related party					772,000
Offering costs paid by related party					3,000,000
Number of days after receiving cash distribution related to interest in Linn Energy units, required to pay the cash received, net of tax reserve, to shareholders				5 days
Equity method investment, difference between carrying amount and underlying equity		516,000,000		516,000,000
Noncurent deferred tax assets		9,651,000		9,651,000		5,186,000	4,632,000
Noncurrent deferred tax liabilities		$ 23,210,000		$ 23,210,000		$ 11,493,000	$ 9,283,000